Parent Entity Financial Information - Schedule of Individual Financial Statements for the Parent Entity (Details) - Parent [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of financial position
Current assets	$ 44,678,130	$ 19,018,719
Non-current assets	68,329	147,018
Total assets	44,746,459	19,165,737
Current liabilities	(3,514,494)	(5,101,935)
Non-current liabilities	(1,421)	(1,151,157)
Total liabilities	(3,515,915)	(6,253,092)
Shareholders’ equity
Contributed equity	262,948,046	223,151,570
Reserves	5,342,304	4,806,203
Accumulated losses	(227,059,806)	(215,045,128)
Total equity	41,230,544	12,912,645
Statement of profit or loss and other comprehensive loss
Loss for the year	(12,448,395)	(19,355,765)
Total comprehensive loss for the year	$ (12,448,395)	$ (19,355,765)